SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF CONDITION-- June 30, 1999

 ASSETS:
   Investments in mutual funds:               Shares        Cost         Value
                                             ---------  ------------  ------------
     Massachusetts Investors Trust
      ("MIT")*.............................  2,025,142  $ 33,180,430  $ 43,036,293
     Massachusetts Investors Growth Stock
      Fund ("MIG")*........................  1,075,869    14,105,604    19,199,072
     MFS Total Return Fund ("MTR")*........  2,076,322    31,693,086    31,943,368
     MFS Growth Opportunities Fund
      ("MGO")*.............................    345,870     4,988,081     5,827,089
     MFS Bond Fund ("MFB")*................    182,915     2,434,093     2,314,241
     MFS Global Governments Fund
      ("MGG")*.............................    149,226     1,644,163     1,524,152
     MFS/Sun Life Series Trust:
       Capital Appreciation Series
        ("CAS")............................  1,366,583    52,833,503    60,396,004
       Government Securities Series
        ("GSS")............................    710,366     9,002,470     8,849,244
       High Yield Series ("HYS")...........    533,940     4,880,947     4,732,273
       Money Market Series ("MMS").........  6,454,482     6,454,482     6,454,482
                                                        ------------  ------------
                                                        $161,216,859  $184,276,218
                                                        ------------
                                                        ------------

 LIABILITY:
   Payable to sponsor...............................................        (5,205)
                                                                      ------------
         Net Assets.................................................  $184,271,013
                                                                      ------------
                                                                      ------------

NET ASSETS:

                                           Applicable to Owners of
                                     Deferred Variable Annuity Contracts  Reserve for
                                     -----------------------------------   Variable
                                       Units    Unit Value     Value       Annuities      Total
                                     ---------  ----------  ------------  -----------  ------------
    MIT-Level  2...................    530,738   $  56.3950 $ 29,918,770    $122,081   $ 30,040,851
    MIT-Level  3...................    158,489      56.9538    8,918,126      --          8,918,126
    MIT-Level  4...................     96,530      42.2157    4,076,076      --          4,076,076
    MIG-Level  2...................    169,187      67.6836   11,451,197      --         11,451,197
    MIG-Level  3...................     63,460      74.9923    4,756,996      --          4,756,996
    MIG-Level  4...................     77,170      38.7586    2,990,878      --          2,990,878
    MTR-Level  2...................    597,513      38.2459   22,788,773      --         22,788,773
    MTR-Level  3...................    144,662      34.9609    5,042,031      --          5,042,031
    MTR-Level  4...................    153,619      26.7572    4,112,564      --          4,112,564
    MGO-Level  2...................     98,795      44.5250    4,425,356      --          4,425,356
    MGO-Level  3...................     21,919      47.9298    1,054,321      --          1,054,321
    MGO-Level  4...................     10,770      32.0418      347,412      --            347,412
    MFB-Level  2...................     66,952      21.3102    1,458,591      --          1,458,591
    MFB-Level  3...................     23,122      21.6211      514,967      --            514,967
    MFB-Level  4...................     18,269      17.9225      340,683      --            340,683
    MGG-Level  2...................     31,705      21.3513      676,667      --            676,667
    MGG-Level  3...................     11,734      18.9530      222,585      --            222,585
    MGG-Level  4...................     46,906      13.3247      624,901      --            624,901
    CAS-Level  2...................    611,015      59.2770   36,207,317     157,331     36,364,648
    CAS-Level  3...................    105,572      63.2208    6,667,954       4,846      6,672,800
    CAS-Level  4...................    280,964      61.8062   17,356,320      --         17,356,320
    GSS-Level  2...................    273,848      21.0071    5,750,681       3,006      5,753,687
    GSS-Level  3...................     98,492      20.4962    2,021,038       2,425      2,023,463
    GSS-Level  4...................     52,791      20.2694    1,070,240      --          1,070,240
    HYS-Level  2...................    135,035      25.5703    3,453,084       2,681      3,455,765
    HYS-Level  3...................     31,802      23.8784      759,806       2,184        761,990
    HYS-Level  4...................     21,936      23.4155      514,562      --            514,562
    MMS-Level  2...................    257,320      16.6780    4,285,028       2,552      4,287,580
    MMS-Level  3...................     81,595      15.5668    1,268,432      --          1,268,432
    MMS-Level  4...................     58,635      15.3108      898,551      --            898,551
                                                            ------------  -----------  ------------
         Net Assets.......................................  $183,973,907    $297,106   $184,271,013
                                                            ------------  -----------  ------------
                                                            ------------  -----------  ------------

* Investments are made in Class A shares of the Fund

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF OPERATIONS-- Six Months Ended June 30, 1999

                                               MIT         MIG          MTR         MGO          MFB           MGG
                                           Sub-Account  Sub-Account Sub-Account  Sub-Account Sub-Account   Sub-Account
                                           -----------  ----------  -----------  ----------  ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   324,749  $  --       $  573,838   $ 140,322   $    83,000   $   --
   Mortality and expense risk charges....     (258,752)  (109,828 )   (195,660 )   (32,624 )     (14,203 )     (8,968)
                                           -----------  ----------  -----------  ----------  ------------  -----------
       Net investment income (loss)......  $    65,997  $(109,828 ) $  378,178   $ 107,698   $    68,797   $   (8,968)
                                           -----------  ----------  -----------  ----------  ------------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 6,037,746  $3,012,106  $4,746,186   $ 453,718   $   432,317   $  275,561
     Cost of investments sold............   (4,115,800) (2,026,982) (4,635,625 )  (382,058 )    (439,897 )   (290,650)
                                           -----------  ----------  -----------  ----------  ------------  -----------
       Net realized gains (losses).......  $ 1,921,946  $ 985,124   $  110,561   $  71,660   $    (7,580 ) $  (15,089)
                                           -----------  ----------  -----------  ----------  ------------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $ 9,855,863  $5,093,468  $  250,282   $ 839,008   $  (119,852 ) $ (120,011)
     Beginning of period.................    9,682,996  3,947,317     (559,144 )   606,768        (4,549 )    (82,136)
                                           -----------  ----------  -----------  ----------  ------------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $   172,867  $1,146,151  $  809,426   $ 232,240   $  (115,303 ) $  (37,875)
                                           -----------  ----------  -----------  ----------  ------------  -----------
     Realized and unrealized gains
      (losses):..........................  $ 2,094,813  $2,131,275  $  919,987   $ 303,900   $  (122,883 ) $  (52,964)
                                           -----------  ----------  -----------  ----------  ------------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 2,160,810  $2,021,447  $1,298,165   $ 411,598   $   (54,086 ) $  (61,932)
                                           -----------  ----------  -----------  ----------  ------------  -----------
                                           -----------  ----------  -----------  ----------  ------------  -----------


                                               CAS         GSS          HYS         MMS
                                           Sub-Account  Sub-Account Sub-Account  Sub-Account
                                           -----------  ----------  -----------  ----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 6,455,360  $ 473,834   $  383,877   $ 144,452
   Mortality and expense risk charges....     (325,378)   (56,971 )    (28,650 )   (39,332 )
                                           -----------  ----------  -----------  ----------
       Net investment income (loss)......  $ 6,129,982  $ 416,863   $  355,227   $ 105,120
                                           -----------  ----------  -----------  ----------
 REALIZED AND UNREALIZED GAINS (LOSSES)
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 3,715,563  $1,787,311  $  672,841   $2,443,268
     Cost of investments sold............   (2,660,903) (1,716,747)   (623,122 ) (2,443,268)
                                           -----------  ----------  -----------  ----------
       Net realized gains (losses).......  $ 1,054,660  $  70,564   $   49,719   $  --
                                           -----------  ----------  -----------  ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $ 7,562,501  $(153,226 ) $ (148,674 ) $  --
     Beginning of period.................   10,408,666    597,563       41,951      --
                                           -----------  ----------  -----------  ----------
       Change in unrealized appreciation
        (depreciation)...................  $(2,846,165) $(750,789 ) $ (190,625 ) $  --
                                           -----------  ----------  -----------  ----------
     Realized and unrealized gains
      (losses)...........................  $(1,791,505) $(680,225 ) $ (140,906 ) $  --
                                           -----------  ----------  -----------  ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 4,338,477  $(263,362 ) $  214,321   $ 105,120
                                           -----------  ----------  -----------  ----------
                                           -----------  ----------  -----------  ----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MIT                        MIG                        MTR
                                                 Sub-Account                Sub-Account                Sub-Account
                                          --------------------------  ------------------------  -------------------------
                                           Six Months                 Six Months   Year Ended   Six Months
                                             Ended       Year Ended      Ended      December       Ended      Year Ended
                                            June 30,    December 31,   June 30,        31,       June 30,    December 31,
                                              1999          1998         1999         1998         1999          1998
                                          ------------  ------------  -----------  -----------  -----------  ------------
OPERATIONS:
  Net investment income (loss)..........  $     65,997  $ 2,158,411   $  (109,828) $1,293,592   $   378,178  $ 5,114,145
  Net realized gains (losses)...........     1,921,946    5,509,297       985,124   1,702,339       110,561    2,000,585
  Net unrealized gains (losses).........       172,867      702,599     1,146,151   2,483,740       809,426   (3,555,136 )
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Increase (Decrease) in net assets
       from operations..................  $  2,160,810  $ 8,370,307   $ 2,021,447  $5,479,671   $ 1,298,165  $ 3,559,594
                                          ------------  ------------  -----------  -----------  -----------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........  $  2,045,186  $ 4,615,049   $   993,414  $1,648,663   $ 1,476,069  $ 3,371,244
    Net transfers between Sub-Accounts
     and Fixed Account..................        34,030     (179,472 )     437,428     583,305      (549,852)  (1,254,402 )
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................    (5,934,575) (13,124,763 )  (2,730,461) (4,889,909 )  (4,331,992)  (9,074,024 )
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Net accumulation activity.........  $ (3,855,359) $(8,689,186 ) $(1,299,619) $(2,657,941) $(3,405,775) $(6,957,182 )
                                          ------------  ------------  -----------  -----------  -----------  ------------
  Annuitization Activity:
    Annuitizations......................  $    --       $   117,436   $   --       $   --       $   --       $   --
    Annuity payments and contract
     charges............................       (15,068)      (6,831 )     --           --           --           --
    Adjustments to annuity reserve......          (801)        (439 )     --           --           --           --
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Net annuitization activity........  $    (15,869) $   110,166   $   --       $   --       $   --       $   --
                                          ------------  ------------  -----------  -----------  -----------  ------------
  Increase (Decrease) in net assets from
   participant transactions.............  $ (3,871,228) $(8,579,020 ) $(1,299,619) $(2,657,941) $(3,405,775) $(6,957,182 )
                                          ------------  ------------  -----------  -----------  -----------  ------------
    Increase (Decrease) in net assets...  $ (1,710,418) $  (208,713 ) $   721,828  $2,821,730   $(2,107,610) $(3,397,588 )
NET ASSETS:
  Beginning of period...................    44,745,471   44,954,184    18,477,243  15,655,513    34,050,978   37,448,566
                                          ------------  ------------  -----------  -----------  -----------  ------------
  End of period.........................  $ 43,035,053  $44,745,471   $19,199,071  $18,477,243  $31,943,368  $34,050,978
                                          ------------  ------------  -----------  -----------  -----------  ------------
                                          ------------  ------------  -----------  -----------  -----------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

                                                     MGO                        MFB                        MGG
                                                 Sub-Account                Sub-Account                Sub-Account
                                          --------------------------  ------------------------  -------------------------
                                           Six Months                 Six Months   Year Ended   Six Months
                                             Ended       Year Ended      Ended      December       Ended      Year Ended
                                            June 30,    December 31,   June 30,        31,       June 30,    December 31,
                                              1999          1998         1999         1998         1999          1998
                                          ------------  ------------  -----------  -----------  -----------  ------------
OPERATIONS:
  Net investment income (loss)..........  $    107,698  $   514,502   $    68,797  $  148,154   $    (8,968) $    91,080
  Net realized gains (losses)...........        71,660      246,705        (7,580)     48,083       (15,089)     (38,711 )
  Net unrealized gains (losses).........       232,240      391,771      (115,303)   (116,828 )     (37,875)       5,053
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Increase (Decrease) in net assets
       from operations..................  $    411,598  $ 1,152,978   $   (54,086) $   79,409   $   (61,932) $    57,422
                                          ------------  ------------  -----------  -----------  -----------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........  $    403,755  $   497,233   $   166,390  $  314,355   $    93,452  $   257,208
    Net transfers between Sub-Accounts
     and Fixed Account..................        33,903      225,820       (60,271)   (108,141 )     (75,827)    (382,786 )
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (353,360)    (860,467 )    (326,687)   (461,894 )    (188,149)    (317,138 )
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Net accumulation activity.........  $     84,298  $  (137,414 ) $  (220,568) $ (255,680 ) $  (170,524) $  (442,716 )
                                          ------------  ------------  -----------  -----------  -----------  ------------
    Increase (Decrease) in net assets
     from participant transactions......  $     84,298  $  (137,414 ) $  (220,568) $ (255,680 ) $  (170,524) $  (442,716 )
                                          ------------  ------------  -----------  -----------  -----------  ------------
    Increase (Decrease) in net assets...  $    495,896  $ 1,015,564   $  (274,654) $ (176,271 ) $  (232,456) $  (385,294 )
NET ASSETS:
  Beginning of period...................     5,331,193    4,315,629     2,588,895   2,765,166     1,756,609    2,141,903
                                          ------------  ------------  -----------  -----------  -----------  ------------
  End of period.........................  $  5,827,089  $ 5,331,193   $ 2,314,241  $2,588,895   $ 1,524,153  $ 1,756,609
                                          ------------  ------------  -----------  -----------  -----------  ------------
                                          ------------  ------------  -----------  -----------  -----------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

                                                                                            HYS
                                           CAS                      GSS                 Sub-Account                  MMS
                                       Sub-Account              Sub-Account        ----------------------        Sub-Account
                                 -----------------------  -----------------------     Six                  -----------------------
                                 Six Months  Year Ended   Six Months  Year Ended    Months    Year Ended   Six Months  Year Ended
                                   Ended      December      Ended      December      Ended     December      Ended      December
                                  June 30,       31,       June 30,       31,      June 30,       31,       June 30,       31,
                                    1999        1998         1999        1998        1999        1998         1999        1998
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
OPERATIONS:
  Net investment income
   (loss)......................  $6,129,982   $5,538,986  $  416,863   $ 481,238   $ 355,227   $ 309,508   $  105,120   $ 238,825
  Net realized gains
   (losses)....................   1,054,660   7,762,453       70,564     138,735      49,719     269,156       --          --
  Net unrealized gains
   (losses)....................  (2,846,165)   (725,520)    (750,789)    165,097    (190,625)   (593,830)      --          --
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
      Increase (Decrease) in
       net assets from
       operations..............  $4,338,477  1$2,575,919  $ (263,362)  $ 785,070   $ 214,321   $ (15,166)  $  105,120   $ 238,825
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received..................  $1,803,952   $4,587,562  $  300,613   $ 924,333   $ 191,268   $ 507,550   $  253,284   $ 802,246
    Net transfers between Sub-
     Accounts and Fixed
     Account...................    (544,197)   (174,891)       2,503    (179,536)   (159,724)   (454,744)   1,111,040   1,431,968
    Withdrawals, surrenders,
     annuitizations and
     contract charges..........  (2,801,575) (9,072,386)  (1,494,735) (3,281,848)   (411,277) (1,191,705)  (1,512,907) (2,316,756)
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
      Net accumulation
       activity................  $(1,541,820) ($4,659,715) $(1,191,619) ($2,537,051) $(379,733) ($1,138,899) $ (148,583)  $ (82,542)
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
  Annuitization Activity:
    Annuitizations.............  $   --       $  --       $   --       $  --       $  --       $  --       $   --       $  --
    Annuity payments and
     contract charges..........      (7,858)    (13,867)      (1,065)     (2,138)       (949)     (1,925)        (110)  $    (221)
    Adjustments to annuity
     reserve...................      (1,014)     (1,562)          92        (133)         11           7           (1)         (7)
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
      Net annuitization
       activity................  $   (8,872)  $ (15,429)  $     (973)  $  (2,271)  $    (938)  $  (1,918)  $     (111)  $    (228)
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
  Increase (Decrease) in net
   assets from participant
   transactions................  $(1,550,692) ($4,675,144) $(1,192,592) ($2,539,322) $(380,671) ($1,140,817) $ (148,694)  $ (82,770)
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
    Increase (Decrease) in net
     assets....................  $2,787,785   $7,900,775  $(1,455,954) ($1,754,252) $(166,350) ($1,155,983) $  (43,574)  $ 156,055
NET ASSETS:
  Beginning of period..........  57,605,983  49,705,208   10,303,344  12,057,596   4,898,667   6,054,650    6,498,137   6,342,082
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
  End of period................  $60,393,768 5$7,605,983  $8,847,390  1$0,303,344  $4,732,317  $4,898,667  $6,454,563   $6,498,137
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------
                                 ----------  -----------  ----------  -----------  ---------  -----------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(3) CONTRACT CHARGES

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies, based on total purchase payments credited to all participants' accounts under a contract as follows:

                                         Mortality
                                        and Expense
  Level         Purchase Payments       Risk Charge
----------  --------------------------  ------------
        1         up to $250,000             1.30%
        2     $250,000 to $1,499,999         1.25%
        3    $1,500,000 to $4,999,999        1.10%
        4      $5,000,000 and over           0.95%

Since 1987, the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the participant's account to cover administrative expenses relating to the contract and the participant's account. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all participants' accounts under a contract. After the annuity commencement date, the account fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                  Units
                                               Transferred
                 Units                           Between
              Outstanding                     Sub-Accounts
             Beginning of                       and Fixed
                Period                           Account
            --------------- Units Purchased  ---------------
              Six           ----------------   Six
            Months   Year     Six     Year   Months   Year
             Ended   Ended   Months   Ended   Ended   Ended
             June   December  Ended  December  June  December
              30,   31,     June 30, 31,       30,   31,
             1999    1998     1999    1998    1999    1998
            ------- ------- -------- ------- ------- -------
MIT-Level 2 567,275 668,603  23,997  62,980     (53 ) (16,795)
MIT-Level 3 196,235 347,926   8,076  17,821  (1,288 ) (45,958)
MIT-Level 4  90,975   --     10,462  18,926    (344 ) 77,367
MIG-Level 2 165,654 225,178   7,275  15,127   2,425     112
MIG-Level 3  89,584 118,801   4,160  9,647    2,447  (20,150)
MIG-Level 4  69,102   --      7,705  11,428   1,892  60,010
MTR-Level 2 628,337 759,684  24,265  63,621  (6,406 ) (29,130)
MTR-Level 3 206,850 403,015   9,691  17,807  (8,526 ) (115,565)
MTR-Level 4 157,727     17   13,357  23,626  (4,425 ) 141,628
MGO-Level 2  95,086 100,623   4,549  9,995    2,312   1,211
MGO-Level 3  23,225 29,668    3,729  2,401      281  (2,227)
MGO-Level 4  11,370   --      1,739  1,670     (154 )  9,880
MFB-Level 2  76,030 86,309    3,357  8,189      690  (4,987)
MFB-Level 3  23,254 41,360    2,761  3,535   (1,903 ) (14,129)
MFB-Level 4  19,478   --      1,838  3,393   (1,873 ) 16,625
MGG-Level 2  35,699 50,083    1,183  4,145   (1,898 ) (9,529)
MGG-Level 3  16,947 55,415      527  2,132   (2,047 ) (34,966)
MGG-Level 4  45,525   --      5,011  9,171     (385 ) 37,118
CAS-Level 2 628,268 680,351  17,437  52,252  (5,041 ) (7,521)
CAS-Level 3 111,749 431,268   2,843  13,268    (275 ) (280,709)
CAS-Level 4 284,604  5,247   13,775  27,865  (6,869 ) 288,727
GSS-Level 2 317,889 377,706  10,128  27,776  (4,374 ) (8,985)
GSS-Level 3 107,677 225,343   3,402  13,066   5,281  (71,055)
GSS-Level 4  56,137  2,450    2,679  4,162   (2,785 ) 71,003
HYS-Level 2 147,334 161,891   5,252  14,548  (6,632 ) (13,379)
HYS-Level 3  32,554 89,331    1,740  3,878      734  (38,390)
HYS-Level 4  24,009    102    1,471  2,247   (1,247 ) 33,560
MMS-Level 2 254,576 246,919  10,921  32,188  32,856  55,799
MMS-Level 3 113,042 158,492   4,966  17,325   6,700  (8,342)
MMS-Level 4  39,132  6,803    1,638  1,532   28,864  44,744


                 Units
              Withdrawn,         Units
            Surrendered and   Outstanding
              Annuitized     End of Period
            --------------- ---------------
              Six             Six
            Months   Year   Months   Year
             Ended   Ended   Ended   Ended
             June   December  June  December
              30,   31,       30,   31,
             1999    1998    1999    1998
            ------- ------- ------- -------
MIT-Level 2 (60,481) (147,513) 530,738 567,275
MIT-Level 3 (44,534) (123,554) 158,489 196,235
MIT-Level 4  (4,563) (5,318 )  96,530 90,975
MIG-Level 2  (6,167) (74,763) 169,187 165,654
MIG-Level 3 (32,731) (18,714)  63,460 89,584
MIG-Level 4  (1,529) (2,336 )  77,170 69,102
MTR-Level 2 (48,683) (165,838) 597,513 628,337
MTR-Level 3 (63,353) (98,407) 144,662 206,850
MTR-Level 4 (13,040) (7,544 ) 153,619 157,727
MGO-Level 2  (3,152) (16,743)  98,795 95,086
MGO-Level 3  (5,316) (6,617 )  21,919 23,225
MGO-Level 4  (2,185)   (180 )  10,770 11,370
MFB-Level 2 (13,125) (13,481)  66,952 76,030
MFB-Level 3    (990) (7,512 )  23,122 23,254
MFB-Level 4  (1,174)   (540 )  18,269 19,478
MGG-Level 2  (3,279) (9,000 )  31,705 35,699
MGG-Level 3  (3,693) (5,634 )  11,734 16,947
MGG-Level 4  (3,245)   (764 )  46,906 45,525
CAS-Level 2 (29,649) (96,814) 611,015 628,268
CAS-Level 3  (8,745) (52,078) 105,572 111,749
CAS-Level 4 (10,546) (37,235) 280,964 284,604
GSS-Level 2 (49,795) (78,608) 273,848 317,889
GSS-Level 3 (17,868) (59,677)  98,492 107,677
GSS-Level 4  (3,240) (21,478)  52,791 56,137
HYS-Level 2 (10,919) (15,726) 135,035 147,334
HYS-Level 3  (3,226) (22,265)  31,802 32,554
HYS-Level 4  (2,297) (11,900)  21,936 24,009
MMS-Level 2 (41,033) (80,330) 257,320 254,576
MMS-Level 3 (43,113) (54,433)  81,595 113,042
MMS-Level 4 (10,999) (13,947)  58,635 39,132

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account D and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Bond Sub-Account, MFS Global Governments Sub-Account, MFS Capital Appreciation Sub-Account, MFS Government Securities Sub-Account, MFS High Yield Sub-Account, and MFS Money Market Sub-Account of Sun Life of Canada (U.S.) Variable Account D (the "Sub-Accounts") as of June 30, 1999, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1999 and the year ended December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 6, 1999

COMPASS-G
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
JAMES A. McNULTY, III, Vice President and
  Assistant General Manager
JAMES M. A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President, Finance and
  Actuary
L. BROCK THOMSON, Vice President and
  Treasurer
ELLEN B. KING, Assistant Counsel and Secretary

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116
 ACCOUNT INFORMATION
 For account information, call toll free: 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time on any business day.

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

                                                                   COG3-8/99 24M

[LOGO]
                                              PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE GROUP ANNUITY
                                                 FOR QUALIFIED AND NON-QUALIFIED
                                                                RETIREMENT PLANS
                                   ---------------------------------------------
                                               SEMI-ANNUAL REPORT, JUNE 30, 1999

                     [LOGO]
                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.